Subsequent Events (Q3) (Details) - USD ($) $ in Thousands	Oct. 07, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Contingent consideration			$ 660	$ 1,066	$ 0
iController BV
Subsequent Event [Line Items]
Acquisition costs		$ 500
Subsequent Event | iController BV
Subsequent Event [Line Items]
Equity interest acquired	100.00%
Payments to acquire businesses, gross	$ 57,000
Contingent consideration	$ 600
Additional earnings by acquiree after closing date	3 years